Staff costs and Directors Remuneration (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 601,002
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	267,500
Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	409,755
Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	249,755
Non-Executive Directors' Fees | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	167,500
Non-Executive Directors' Fees | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	32,500
Non-Executive Directors' Fees | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 35,000